Related party transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Account receivable	$ 5,029,583
Impairment loss on property plant and equipment	$ 8,300,723
Management rate percentage	0.50%
Interest expense on borrowings	$ 8,915
YMA DG and Forwell [member]
IfrsStatementLineItems [Line Items]
Owned percentage	51.15%	55.81%
Percentage of voting equity interests acquired	19.50%
Yu ning chiang [member]
IfrsStatementLineItems [Line Items]
Loans payable in default	$ 8,249,052